Segment Information - Schedule of Assets by Segment (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Assets by Segment [Line Items]
Total assets	$ 147,811	$ 144,466	$ 47,322
Residential Solar Installation [Member]
Schedule of Assets by Segment [Line Items]
Total assets	67,126	66,145	47,322
New Homes Business [Member]
Schedule of Assets by Segment [Line Items]
Total assets	$ 80,685	$ 78,321